Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

The following table provides information required under the SEC’s Item 402(v) of Regulation S-K disclosing (i) a measure of total compensation (calculated in the same manner as used for the Summary Compensation Table for our principal executive officer (“PEO”) and, as an average, for our other named executive officers (“Non-PEO NEOs”), (ii) a measure of compensation referred to as “compensation actually paid” (or “CAP”) and calculated in accordance with the available SEC guidance for our PEO and, as an average, for our Non-PEO NEOs, and (iii) certain financial performance measures, in each case, for our three most recently completed fiscal years.

					Value of Initial Fixed $100 Investment Based On:		Peer Group Total Shareholder Return ($)
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (Loss) ($ in thousands)	AFFO Per Share ($)
(a)	(b)(1)	(c)(2)	(d)(3)	(e)(4)	(f)(5)	(g)(6)	(h)(7)	(i)(8)
2022	4,464,584	2,196,814	1,522,899	1,069,624	88.30	99.82	129,475	1.40
2021	4,428,205	5,962,671	1,475,820	1,651,075	127.51	132.23	109,528	1.31
2020	3,321,219	3,079,756	1,654,863	1,570,363	96.11	92.43	56,276	1.41

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Czarnecki (who served as our PEO from February 2017 through February 2023) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the section of this Proxy Statement entitled “Executive Compensation – Summary Compensation Table.”
(2)
The dollar amounts reported in column (c) represent Mr. Czarnecki’s CAP amount for the corresponding fiscal year, as computed in accordance with Item 402(v) of Regulation S-K and as further described below. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Czarnecki during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Czarnecki’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Subtract Reported Value of Equity Awards ($)(a)	Add or Subtract Equity Award Adjustments ($)(b)	Compensation Actually Paid for PEO ($)
2022	4,464,584	(2,552,546)	284,776	2,196,814
2021	4,428,205	(2,373,361)	3,907,827	5,962,671
2020	3,321,219	(2,000,000)	1,758,537	3,079,756

(a)
The grant date fair value of equity awards represents the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. Refer to the section of this Proxy Statement entitled “Executive Compensation – Summary Compensation Table.” The Company does not sponsor or maintain a defined benefit pension plan, and no such benefits are provided our PEO; therefore, no adjustments have been made to the Summary Compensation Table totals for changes in pension values.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid or accrued on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	1,762,157	(1,612,533)	—	(119,245)	—	254,397	284,776
2021	3,372,838	394,051	—	(39,219)	—	180,157	3,907,827
2020	1,720,976	—	—	—	—	37,561	1,758,537

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Non-PEO NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Ryan M. Albano, John D. Moragne, Roderick Pickney and John Callan; (ii) for 2021, Ryan M. Albano, John Moragne, Roderick Pickney, Andrea Wright, and Sean Cutt, including severance payments paid to Mr. Cutt in accordance with the terms of his March 2021 separation agreement; and (iii) for 2020, while the Company was classified as an “emerging growth company,” Ryan M. Albano, John D. Moragne and Sean Cutt.
(4)
The dollar amounts reported in column (e) represent the average of the CAP amount for the Non-PEO NEOs specified in footnote 3, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in footnote 2 as applied to the PEO:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Subtract Average Reported Value of Equity Awards ($)(a)	Add or Subtract Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,522,899	(639,825)	186,551	1,069,624
2021	1,475,820	(577,410)	752,665	1,651,075
2020	1,654,863	(700,000)	615,500	1,570,363

(a)
The grant date fair value of equity awards represents the average of total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable Non-PEO NEOs for applicable year. Refer to the section of this Proxy Statement entitled “Executive Compensation - Summary Compensation Table.” The Company does not sponsor or maintain a defined benefit pension plan, and no such benefits are provided our Non-PEO NEOs; therefore, no adjustments have been made to the Summary Compensation Table totals for changes in pension values.
(b)
The amounts deducted or added in calculating the total average equity award adjustments (in accordance with Item 402(v) of Regulation S-K as described in footnote 2(b), above) are as follows:

Year	Average Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Average Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(a)	Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Equity Award Adjustments ($)
2022	444,440	(290,180)	—	(21,968)	—	54,259	186,551
2021	571,584	55,166	—	93,880	—	32,033	752,665
2020	602,352	—	—	—	—	13,147	615,500

a.
Dollar amounts reported in 2021 include the value attributable to accelerated vesting of certain of Mr. Cutt’s equity awards in accordance with the terms of his March 2021 separation agreement.
(5)
The reported cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Such calculation is based on an initial $100 investment on December 31, 2019.
(6)
Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the MSCI US REIT Index. Such calculation is based on an initial $100 investment on December 31, 2019.
(7)
The dollar amounts reported represent our net income (loss) attributable to our common stockholders, as reflected in the Company’s audited financial statements for the applicable year.
(8)
Adjusted Funds From Operations (“AFFO”) Per Share is calculated by dividing (i) our AFFO for the applicable year (calculated as described in Item 7 of our Form 10-K for the fiscal year ended December 31, 2022, under the heading “Non-GAAP Measures”), by (ii) the weighted-average number of shares and Operating Company units outstanding as of December 31st of the applicable year. While the Company also uses other financial performance measures for the purpose of evaluating performance for the Company’s executive compensation programs, the Company has determined that AFFO Per Share is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the named executive officers, for the most recently completed fiscal year, to the Company’s performance, because we believe that AFFO Per Share is a useful supplemental measure for investors to consider because it will help them to better assess our operating performance without the distortions created by non-cash revenues or expenses, and it is the most significant financial measure used for determination of bonus amounts pursuant to our 2022 annual incentive program.

Named Executive Officers, Footnote [Text Block]
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Czarnecki (who served as our PEO from February 2017 through February 2023) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the section of this Proxy Statement entitled “Executive Compensation – Summary Compensation Table.”
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Non-PEO NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Ryan M. Albano, John D. Moragne, Roderick Pickney and John Callan; (ii) for 2021, Ryan M. Albano, John Moragne, Roderick Pickney, Andrea Wright, and Sean Cutt, including severance payments paid to Mr. Cutt in accordance with the terms of his March 2021 separation agreement; and (iii) for 2020, while the Company was classified as an “emerging growth company,” Ryan M. Albano, John D. Moragne and Sean Cutt.

Peer Group Issuers, Footnote [Text Block]
(6)
Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the MSCI US REIT Index. Such calculation is based on an initial $100 investment on December 31, 2019.

PEO Total Compensation Amount	$ 4,464,584	$ 4,428,205	$ 3,321,219
PEO Actually Paid Compensation Amount	$ 2,196,814	5,962,671	3,079,756
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent Mr. Czarnecki’s CAP amount for the corresponding fiscal year, as computed in accordance with Item 402(v) of Regulation S-K and as further described below. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Czarnecki during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Czarnecki’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Subtract Reported Value of Equity Awards ($)(a)	Add or Subtract Equity Award Adjustments ($)(b)	Compensation Actually Paid for PEO ($)
2022	4,464,584	(2,552,546)	284,776	2,196,814
2021	4,428,205	(2,373,361)	3,907,827	5,962,671
2020	3,321,219	(2,000,000)	1,758,537	3,079,756

(a)
The grant date fair value of equity awards represents the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. Refer to the section of this Proxy Statement entitled “Executive Compensation – Summary Compensation Table.” The Company does not sponsor or maintain a defined benefit pension plan, and no such benefits are provided our PEO; therefore, no adjustments have been made to the Summary Compensation Table totals for changes in pension values.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid or accrued on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	1,762,157	(1,612,533)	—	(119,245)	—	254,397	284,776
2021	3,372,838	394,051	—	(39,219)	—	180,157	3,907,827
2020	1,720,976	—	—	—	—	37,561	1,758,537

Non-PEO NEO Average Total Compensation Amount	$ 1,522,899	1,475,820	1,654,863
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,069,624	1,651,075	1,570,363
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average of the CAP amount for the Non-PEO NEOs specified in footnote 3, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in footnote 2 as applied to the PEO:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Subtract Average Reported Value of Equity Awards ($)(a)	Add or Subtract Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,522,899	(639,825)	186,551	1,069,624
2021	1,475,820	(577,410)	752,665	1,651,075
2020	1,654,863	(700,000)	615,500	1,570,363

(a)
The grant date fair value of equity awards represents the average of total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable Non-PEO NEOs for applicable year. Refer to the section of this Proxy Statement entitled “Executive Compensation - Summary Compensation Table.” The Company does not sponsor or maintain a defined benefit pension plan, and no such benefits are provided our Non-PEO NEOs; therefore, no adjustments have been made to the Summary Compensation Table totals for changes in pension values.
(b)
The amounts deducted or added in calculating the total average equity award adjustments (in accordance with Item 402(v) of Regulation S-K as described in footnote 2(b), above) are as follows:

Year	Average Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Average Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(a)	Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Equity Award Adjustments ($)
2022	444,440	(290,180)	—	(21,968)	—	54,259	186,551
2021	571,584	55,166	—	93,880	—	32,033	752,665
2020	602,352	—	—	—	—	13,147	615,500

a.
Dollar amounts reported in 2021 include the value attributable to accelerated vesting of certain of Mr. Cutt’s equity awards in accordance with the terms of his March 2021 separation agreement.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and AFFO Per Share

While the Company also uses other financial performance measures for the purpose of evaluating performance for the Company’s executive compensation programs, the Company has determined that AFFO Per Share is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the named executive officers, for 2022, to the Company’s performance.,We believe that AFFO Per Share is a useful supplemental measure for investors to consider both because it will help them to better assess our operating performance without the distortions created by non-cash revenues or expenses, and because it is the most significant financial measure used for determination of bonus amounts pursuant to the Company’s 2022 annual incentive program. Notably, the trajectory of AFFO Per Share performance since 2020 is greatly impacted by the initial public offering (“IPO”) of the Company’s Common Stock in September 2020, which had a dilutive impact on AFFO Per Share. Even though the Company’s reported AFFO Per Share decreased from 2020 to 2021, our reported AFFO Per Share in 2021 represents a 9.2% increase over our Q4 2020 (post-IPO) annualized results. Accordingly, while the following graph demonstrates that the CAP amount for Mr. Czarnecki and the average CAP amount for the Non-PEO NEOs is not fully aligned with the Company’s “company-selected measure” of AFFO Per Share over the three years presented in the Pay Versus Performance Table, we believe that the AFFO Per Share performance since our IPO is aligned with the Company’s compensation practices. Further, because AFFO Per Share is only one of several factors used in our annual incentive program, and a significant portion of each NEO’s compensation is tied to long-term incentive awards, CAP values are more directly influenced by fluctuations in our share price than by our AFFO Per Share results when considered as a single measure.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income (Loss)

As is typical for a company in the REIT industry, the Company does not consider net income (loss) as a key indicator of Company performance or stockholder value creation, and as such, it is not used directly as a performance metric in either the annual incentive program or the long-term incentive program. Therefore, there is no specific relationship between the Company’s net income (loss) outcome for a particular year and our compensation decisions.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Cumulative TSR

As demonstrated by the following graph, the CAP amount for Mr. Czarnecki and the average CAP amount for the Non-PEO NEOs is generally aligned with the Company’s cumulative TSR over the three years presented in the Pay Versus Performance Table. The alignment of CAP amounts with the Company’s cumulative TSR over the period presented reflects the fact that a significant portion of compensation to Mr. Czarnecki and to the Non-PEO NEOs is comprised of equity awards.

Total Shareholder Return Vs Peer Group [Text Block]

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

As demonstrated by the following graph, based on an initial $100 investment on December 31, 2019, the Company’s cumulative TSR outperformed the referenced index as of December 31, 2020, and underperformed the referenced index through each of December 31, 2021 and December 31, 2022, respectively.

Tabular List [Table Text Block]

Most Important Financial Performance Measures in Fiscal Year 2022
Adjusted Funds From Operations (AFFO) Per Share*
Gross Acquisition Volume*
Net Debt to Annualized Adjusted EBITDAre*
Economic Occupancy*

Relative TSR**

* AFFO Per Share, Gross Acquisition Volume, Net Debt to Annualized Adjusted EBITDAre, and Economic Occupancy are all objective corporate performance metrics used for our 2022 annual cash bonus program.

** Relative TSR is the primary performance-based vesting requirement under our long-term equity incentive awards.

Total Shareholder Return Amount	$ 88.30	127.51	96.11
Peer Group Total Shareholder Return Amount	99.82	132.23	92.43
Net Income (Loss)	$ 129,475	$ 109,528	$ 56,276
Company Selected Measure Amount	0.0140	0.0131	0.0141
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Funds From Operations (AFFO) Per Share
Non-GAAP Measure Description [Text Block]
(8)
Adjusted Funds From Operations (“AFFO”) Per Share is calculated by dividing (i) our AFFO for the applicable year (calculated as described in Item 7 of our Form 10-K for the fiscal year ended December 31, 2022, under the heading “Non-GAAP Measures”), by (ii) the weighted-average number of shares and Operating Company units outstanding as of December 31st of the applicable year. While the Company also uses other financial performance measures for the purpose of evaluating performance for the Company’s executive compensation programs, the Company has determined that AFFO Per Share is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the named executive officers, for the most recently completed fiscal year, to the Company’s performance, because we believe that AFFO Per Share is a useful supplemental measure for investors to consider because it will help them to better assess our operating performance without the distortions created by non-cash revenues or expenses, and it is the most significant financial measure used for determination of bonus amounts pursuant to our 2022 annual incentive program.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross Acquisition Volume
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Debt to Annualized Adjusted EBITDAre
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Economic Occupancy
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 284,776	$ 3,907,827	$ 1,758,537
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,552,546)	(2,373,361)	(2,000,000)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	284,776	3,907,827	1,758,537
PEO [Member] | Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,762,157	3,372,838	1,720,976
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,612,533)	394,051
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(119,245)	(39,219)
PEO [Member] | Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards
PEO [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	254,397	180,157	37,561
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	186,551	752,665	615,500
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(639,825)	(577,410)	(700,000)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	186,551	752,665	615,500
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	444,440	571,584	602,352
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(290,180)	55,166
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(21,968)	93,880
Non-PEO NEO [Member] | Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 54,259	$ 32,033	$ 13,147